Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Summary of Assumptions Used for Employees for the Measurement of Retirement Indemnity to Employees
As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2019, 2020 and 2021:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table
Probability of continued presence in the company at retirement age	On the basis of the DARES table
(1)INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Salary growth rate - in 2022	5.80%	3.00%	3.00%
Salary growth rate - beyond	3.00%	3.00%	3.00%
Discount rate (iboxx)	0.75%	0.50%	0.87%

Summary of Changes in Present Value of Defined Benefit Obligation
The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation	As of
(in € thousands)	2021/12/31
Defined benefit obligation as of January 01, 2019	1
Current service cost	—
Interest cost on benefit obligation	—
Actuarial losses / (gains) on obligation	—
Past service costs	—
Service paid to employees	—
Defined benefit obligation as of December 31, 2019	1
Defined benefit obligation as of January 01, 2020 - as adjusted	1,181
Current service cost	181
Interest cost on benefit obligation	11
Actuarial losses / (gains) on obligation	(255)
Past service costs	(196)
Service paid to employees	—
Defined benefit obligation as of December 31, 2020	922
Current service cost	154
Interest cost on benefit obligation	5
Actuarial losses / (gains) on obligation	—
Past service costs	(216)
Service paid to employees	—
Defined benefit obligation as of December 31, 2021	864

Summary of Sensitivity of the Retirement and Post-Employment Benefits to a Variation of the Discount Rate
Sensitivity of the Group’s retirement and post-employment benefits to a variation of the discount rate :

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions /	present value of
(in € thousands)	discount rate	the undertaking
+	0.25%	(30)
-	0.25%	31